LONG-TERM PAYABLES	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Sale Leaseback Transaction Disclosure
24.	LONG-TERM PAYABLES

Zhejiang Jinko Finance Leasing Co., Ltd. (“Zhejiang leasing”) was a wholly owned subsidiary of the Company. On November 7, 2016, the Company disposed Zhejiang Leasing with the consideration of RMB183 million (USD26.4 million). The transaction was closed on November 30, 2016. Loss of disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Until December 31, 2017, RMB13.1 million (USD2.0 million) of the consideration has been collected.

During the year ended December 31, 2015 and 2016, the Company sold certain module equipment (“leased assets”) to Zhejiang Leasing (the “purchaserlessor”) and simultaneously entered into one or three-year contracts to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The accounting was eliminated as intercompany transaction in the consolidated financial statements of the Company in previous periods. Upon the disposition of Zhejiang leasing, the lease is classified as capital lease. In October 2017, the contract was early terminated upon both parties' approval. The Company recognized finance expenses amounted to RMB 1.4 million upon the early termination of the contract.

In May 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB 201.1 million to a third party (the “purchaser-lessor”) for consideration of RMB 150 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 51.1 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In July 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB 815.4 million to a third party (the “purchaser-lessor”) for consideration of RMB 600 million and simultaneously entered into a four-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over four years and is entitled to obtain the ownership of these equipment at RMB 0.6 million upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 215.4 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In November 2017, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB 74.9 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

As of December 31, 2016 and 2017, the net value of the leased assets are:

	As of December 31,
	2016	2017
	RMB	RMB

Equipment	159,980,000	824,892,821
Less: accumulated depreciation	(11,440,625)	(44,196,469)
Net Value	148,539,375	780,696,352

As of December 31, 2017, future minimum payments required under non-cancellable capital and financing lease are:

Year ending December 31,	RMB
Year ended December 31,
2018	253,950,938
2019	253,950,938
2020	192,004,684
2021	124,790,399
Total minimum lease payments	824,696,959
Less: Amount representing interest	(58,828,954)
Present value of net minimum lease payments	765,868,005
Current portion	227,457,961
Non-current portion	538,410,044

The Group amortized deferred losses related to sales leaseback transactions amounted to RMB14,714,339 during the year ended December 31, 2017.